UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                                                  -----------------------------
                                                          OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:      3235-0006
                                                  Expires:
                                                  Estimated average
                                                     burden hours per
                                                     response:..........24.7
                                                  -----------------------------

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ];  Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCVF Management, L.L.C.
Address: 528 Ramona Street, Palo Alto, CA 94301

Form 13F File Number: 28-06209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Carla S. Newell
Title: Attorney-in-Fact
Phone: 650-614-8200

Signature, Place, and Date of Signing:

/s/ Carla S. Newell              Palo Alto, California          October 28, 2002
-----------------------          ---------------------         -----------------
    [Signature]                     [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total:  $15,694
                                         (thousands)

List of Other Included Managers:         None

                           FORM 13F INFORMATION TABLE

                                                       VALUE    SHARES/     SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP    (X$1000)  PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED     NONE
--------------------------- -------------- ---------  --------  --------    ---  ----  ------- --------  --------  ------   --------
AOL Time Warner Inc             Common     00184A105       882    75,400     SH           Sole             75,400     0         0
CIENA Corporation               Common     171779101       371   125,000     SH           Sole            125,000     0         0
Cisco Systems, Inc.             Common     17275R102       524    50,000     SH           Sole             50,000     0         0
Dell Computer Corporation       Common     247025109       705    30,000     SH           Sole             30,000     0         0
Flextronics Intl. Ltd.          Common     Y2573F102       941   135,000     SH           Sole            135,000     0         0
Intel Corporation               Common     458140100       625    45,000     SH           Sole             45,000     0         0
JABIL CIRCUIT, Inc.             Common     466313103       443    30,000     SH           Sole             30,000     0         0
Linear Technology Corp.         Common     535678106     1,554    75,000     SH           Sole             75,000     0         0
Maxim Integrated Products, Inc. Common     57772K101       990    40,000     SH           Sole             40,000     0         0
Microsoft Corporation           Common     594918104     2,624    60,000     SH           Sole             60,000     0         0
MOTOROLA INC.                   Common     620076109       713    70,000     SH           Sole             70,000     0         0
Netflix, Inc.                   Common     64110L106        87     8,927     SH           Sole              8,927     0         0
Network Appliance, Inc.         Common     64120L104       220    30,000     SH           Sole             30,000     0         0
Nokia Corp.                     Common     654902204       133    10,000     SH           Sole             10,000     0         0
Oracle Corp                     Common     68389X105       314    40,000     SH           Sole             40,000     0         0
Powerwave Technologies, Inc.    Common     739363109       424   125,000     SH           Sole            125,000     0         0
Rational Software Corp          Common     75409P202       302    70,000     SH           Sole             70,000     0         0
Research in Motion Ltd          Common     760975102       377    40,000     SH           Sole             40,000     0         0
SAP AG                          Common     803054204       338    30,000     SH           Sole             30,000     0         0
Semtech Corporation             Common     816850101        97    10,000     SH           Sole             10,000     0         0
Tekelec.com                     Common     879101103       518    60,000     SH           Sole             60,000     0         0
Tellabs, Inc.                   Common     879664100       407   100,000     SH           Sole            100,000     0         0
TEXAS INSTRUMENTS INC.          Common     882508104       665    45,000     SH           Sole             45,000     0         0
Ticketmaster                    Common     88633P203       915    60,000     SH           Sole             60,000     0         0
Veritas Software Company        Common     923436109       293    20,000     SH           Sole             20,000     0         0
Websense, Inc.                  Common     947684106       232    20,000     SH           Sole             20,000     0         0
                                                 Total  15,694
                                           -------------------